UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, February 11, 2011

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $500,341 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      486     7900 SH       Sole                     7900
iShares Russell 2000 Index     RUSSELL 2000     464287655    60820   777346 SH       Sole                   773331              4015
3M Company                     COM              88579Y101     6637    76901 SH       Sole                    76691               210
AFLAC Inc.                     COM              001055102     8812   156151 SH       Sole                   155136              1015
Abbott Laboratories            COM              002824100     5089   106220 SH       Sole                   105920               300
Accenture PLC                  SHS CLASS A      G1151C101    14816   305556 SH       Sole                   303526              2030
Air Products & Chemicals Inc.  COM              009158106     8779    96524 SH       Sole                    96224               300
Alcon Inc.                     COM SHS          H01301102     7038    43070 SH       Sole                    43070
Automatic Data Processing Inc. COM              053015103     9362   202283 SH       Sole                   200958              1325
Becton, Dickinson & Co.        COM              075887109    11623   137513 SH       Sole                   136653               860
Coca-Cola Company              COM              191216100     8369   127249 SH       Sole                   126859               390
ConocoPhillips                 COM              20825C104     8223   120755 SH       Sole                   120425               330
Darden Restaurants, Inc.       COM              237194105     7864   169342 SH       Sole                   168817               525
Devon Energy Corp.             COM              25179M103    10032   127783 SH       Sole                   126903               880
Diageo PLC ADR                 SPON ADR NEW     25243Q205     6090    81930 SH       Sole                    81710               220
Dover Corp.                    COM              260003108    11417   195325 SH       Sole                   193915              1410
Emerson Electric Company       COM              291011104     7559   132219 SH       Sole                   131839               380
Ensco PLC ADR                  SPONSORED ADR    29358Q109    20921   391923 SH       Sole                   389923              2000
Equifax Inc.                   COM              294429105     8241   231478 SH       Sole                   229968              1510
Hasbro Inc.                    COM              418056107     9942   210728 SH       Sole                   210153               575
Illinois Tool Works, Inc.      COM              452308109     7518   140793 SH       Sole                   140393               400
Intel Corporation              COM              458140100    15627   743102 SH       Sole                   739387              3715
Intuit Inc                     COM              461202103    13639   276660 SH       Sole                   274680              1980
Jack Henry & Associates Inc.   COM              426281101    10115   346995 SH       Sole                   346045               950
Johnson & Johnson              COM              478160104     8342   134879 SH       Sole                   134489               390
Medtronic, Inc                 COM              585055106    20502   552753 SH       Sole                   550073              2680
Microsoft Corporation          COM              594918104    17933   642515 SH       Sole                   639280              3235
Nike Inc.                      CL B             654106103    12538   146783 SH       Sole                   145808               975
Norfolk Southern Corp.         COM              655844108     8722   138845 SH       Sole                   138455               390
PepsiCo Incorporated           COM              713448108     9162   140235 SH       Sole                   139295               940
Procter & Gamble Co.           COM              742718109     8265   128483 SH       Sole                   128123               360
Sigma-Aldrich Corp.            COM              826552101    12969   194850 SH       Sole                   193520              1330
Spectra Energy Corp.           COM              847560109     7223   289019 SH       Sole                   287064              1955
Staples Inc.                   COM              855030102     9854   432783 SH       Sole                   429813              2970
Stryker Corp                   COM              863667101     8508   158428 SH       Sole                   157363              1065
Synaptics Inc.                 COM              87157D109     7801   265520 SH       Sole                   263790              1730
Sysco Corporation              COM              871829107    15746   535569 SH       Sole                   532704              2865
TJX Companies, Inc.            COM              872540109    11803   265886 SH       Sole                   264121              1765
United Technologies Corp.      COM              913017109    12228   155335 SH       Sole                   154310              1025
Verizon Communications Inc.    COM              92343V104     7822   218600 SH       Sole                   217940               660
Walt Disney Co.                COM              254687106    13573   361863 SH       Sole                   359298              2565
Waste Management Inc.          COM              94106L109     6713   182078 SH       Sole                   181528               550
Waters Corp.                   COM              941848103    14352   184681 SH       Sole                   183386              1295
Willis Group Holdings          SHS              G96666105     7269   209900 SH       Sole                   209300               600